UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York                    8/12/02
----------------------       ---------------------                 -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $95,112
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                        FORM 13F INFORMATION TABLE                                   6/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                          FAIR    SHARES/
                                               CUSIP      VALUE  PRINCIPAL  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    NUMBER    X($1,000)  AMOUNT   PRN CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

ALCON INC                   COMMON STOCK      H01301102   1850      54000   SHR          SOLE                54000     0     0
AMERICAN INTL GROUP INC     COMMON STOCK      026874107   3070      45000   SHR          SOLE                45000     0     0
AMERICAN STANDARD COMPANIE  COMMON STOCK      029712106   4769      63500   SHR          SOLE                63500     0     0
APPLIED POWER INC-CL A      COMMON STOCK      00508X203   2681      65000   SHR          SOLE                65000     0     0
BERKSHIRE HATHAWAY INC DEL  COMMON STOCK      084670207   2256       1010   SHR          SOLE                 1010     0     0
CITIGROUP INC               COMMON STOCK      172967101   2906      75000   SHR          SOLE                75000     0     0
DEAN FOODS CO               COMMON STOCK      242370104   3282      88000   SHR          SOLE                88000     0     0
ENCANA CORP                 COMMON STOCK      292505104   4204     137400   SHR          SOLE               137400     0     0
EATON CORP                  COMMON STOCK      278058102   1673      23000   SHR          SOLE                23000     0     0
EVERGREEN RES INC           COMMON STOCK      299900308   2593      61000   SHR          SOLE                61000     0     0
GILLETTE CO                 COMMON STOCK      375766102   2683      79200   SHR          SOLE                79200     0     0
GENERAL DYNAMICS CORP       COMMON STOCK      369550108   2361      22200   SHR          SOLE                22200     0     0
GENESEE & WYOMING INC-CL A  COMMON STOCK      371559105   2955     131000   SHR          SOLE               131000     0     0
HONEYWELL INTL INC          COMMON STOCK      438516106   2470      70100   SHR          SOLE                70100     0     0
INTL MULTIFOODS CORP        COMMON STOCK      460043102   3513     135100   SHR          SOLE               135100     0     0
INTERNATIONAL PAPER CO      COMMON STOCK      460146103   2963      68000   SHR          SOLE                68000     0     0
LAMAR ADVERTISING CO-CL A   COMMON STOCK      512815101   3144      84500   SHR          SOLE                84500     0     0
MANPOWER INC-WIS            COMMON STOCK      56418H100   3381      92000   SHR          SOLE                92000     0     0
MUELLER INDUSTRIES INC      COMMON STOCK      624756102   2699      85000   SHR          SOLE                85000     0     0
NATIONAL-OILWELL INC        COMMON STOCK      637071101   3536     168000   SHR          SOLE               168000     0     0
NUCOR CORP                  COMMON STOCK      670346105   2537      39000   SHR          SOLE                39000     0     0
PHELPS DODGE CORP           COMMON STOCK      717265102    824      20000   SHR          SOLE                20000     0     0
PENTAIR INC                 COMMON STOCK      709631105   2563      53300   SHR          SOLE                53300     0     0
RENAISSANCE RE HOLDINGS     COMMON STOCK      G7496G103   3404      93000   SHR          SOLE                93000     0     0
SLM CORPORATION             COMMON STOCK      78442P106   4981      51400   SHR          SOLE                51400     0     0
SCOTTS CO                   COMMON STOCK      810186106   2061      45400   SHR          SOLE                45400     0     0
GRUPO TMM S A DE CV         COMMON STOCK      40051D105   2290     331900   SHR          SOLE               331900     0     0
THERMO ELECTRON CORP        COMMON STOCK      883556102   4707     285300   SHR          SOLE               285300     0     0
VARIAN INC                  COMMON STOCK      922206107   5272     160000   SHR          SOLE               160000     0     0
VIACOM INC-CL B             COMMON STOCK      925524308   3017      68000   SHR          SOLE                68000     0     0
WEATHERFORD INTERNATIONAL   COMMON STOCK      G9508910    1918      44400   SHR          SOLE                44400     0     0
WHIRLPOOL CORP              COMMON STOCK      963320106   2549      39000   SHR          SOLE                39000     0     0







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